Determination Of Fair Value - Summary Of Fair Value Measurement Of Assets And Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss [abstract]
Securities	R$ 22,443,392	R$ 6,290,971
Derivative financial instruments	4,085,004	1,692,031
Fair value through other comprehensive income
Securities	2,616,118	695,778
Evaluated at amortized cost
Securities	2,266,971	155,292
Securities purchased under agreements to resell	9,490,090	6,570,609
Securities trading and intermediation	504,983	898,312
Accounts receivable	462,029	219,200
Other financial assets	20,191	60,423
Fair value through profit or loss
Securities loaned	2,021,707	1,259,579
Derivative financial instruments	3,229,236	991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	15,638,407	6,640,694
Securities trading and intermediation	9,114,546	5,306,628
Borrowings and lease liabilities	637,484	469,609
Debentures	835,230	406,538
Accounts payables	266,813	134,579
Other financial liabilities	98,631	7,011
Fair Value [Member]
Financial assets at fair value through profit or loss [abstract]
Securities	22,443,392	6,290,971
Derivative financial instruments	4,085,004	1,692,031
Fair value through other comprehensive income
Securities	2,616,118	695,778
Evaluated at amortized cost
Securities	3,914,923	153,709
Securities purchased under agreements to resell	9,490,090	6,568,246
Securities trading and intermediation	504,983	898,312
Accounts receivable	462,029	219,200
Other financial assets	20,191	60,423
Fair value through profit or loss
Securities loaned	2,021,707	1,259,579
Derivative financial instruments	3,229,236	991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	15,638,407	6,792,316
Securities trading and intermediation	9,114,546	5,306,628
Borrowings and lease liabilities	633,781	459,487
Debentures	836,001	406,540
Accounts payables	266,813	134,579
Other financial liabilities	98,601	7,011
Level 1 [Member]
Financial assets at fair value through profit or loss [abstract]
Securities	20,277,031	5,259,591
Derivative financial instruments	21,809	6,599
Fair value through other comprehensive income
Securities	2,616,118	695,778
Fair value through profit or loss
Securities loaned	2,021,707	1,259,579
Level 2 [Member]
Financial assets at fair value through profit or loss [abstract]
Securities	2,166,361	1,031,380
Derivative financial instruments	4,063,195	1,685,432
Evaluated at amortized cost
Securities	3,914,923	153,709
Securities purchased under agreements to resell	9,490,090	6,568,246
Securities trading and intermediation	504,983	898,312
Accounts receivable	462,029	219,200
Other financial assets	20,191	60,423
Fair value through profit or loss
Derivative financial instruments	3,229,236	991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	15,638,407	6,792,316
Securities trading and intermediation	9,114,546	5,306,628
Borrowings and lease liabilities	633,781	459,487
Debentures	836,001	406,540
Accounts payables	266,813	134,579
Other financial liabilities	R$ 98,601	R$ 7,011